42) Other information (Details 2) - Bac Florida Bank [Member] R$ in Thousands	Dec. 31, 2020 BRL (R$)
Assets
Cash and due from banks	R$ 4,366,118
Financial instruments	10,292,617
Securities and derivative financial instruments	1,209,024
Loans	9,080,574
Other financial instruments	3,019
Investments in Associates	56,863
Premises and equipment	6,133
Other assets	364,956
Total assets	15,086,687
Liabilities
Deposits and other financial liabilities	13,603,913
Deposits from customers	12,952,310
Securities issued	642,661
Other financial liabilities	8,942
Other liabilities	136,713
Shareholders' equity	1,346,061
Total	R$ 15,086,687